Supplement, dated August 27, 2004, to the Prospectus, dated May 3, 2004, of
                     Seligman Portfolios, Inc. (the "Fund")
                                on behalf of its
                       Seligman Common Stock Portfolio and
             Seligman Income and Growth Portfolio (the "Portfolios")

Effective September 13, 2004, the following information supersedes and replaces the information set forth in the paragraph on page 10 of the Fund's Prospectus under the caption "Seligman Common Stock Portfolio - Portfolio Management" and in the first two paragraphs on page 36 of the Fund's Prospectus under the caption "Seligman Income and Growth Portfolio - Portfolio Management":

Seligman Common Stock Portfolio - Page 10

      The Portfolio is managed by Seligman's Core Investment Team, headed by Mr. John B. Cunningham. Mr. Cunningham is Portfolio Manager of the Portfolio, as well as Co-Portfolio Manager of Seligman Income and Growth Portfolio. He is also Portfolio Manager of Seligman Common Stock Fund, Inc., Co-Portfolio Manager of Seligman Income and Growth Fund, Inc. and Portfolio Manager of Tri-Continental Corporation, a closed-end investment company. He is also a Managing Director and Chief Investment Officer of Seligman. Prior to joining Seligman, Mr. Cunningham was, beginning in 2001, a Managing Director, Senior Portfolio Manager of Salomon Brothers Asset Management ("SBAM") and Group Head of SBAM's Equity Team. Prior to 2001, he was a Director, Portfolio Manager of SBAM.

Seligman Income and Growth Portfolio - Page 36

      The Portfolio is co-managed by Seligman's Core Investment Team, headed by Mr. John B. Cunningham and the investment grade team of Seligman's Fixed Income Team, headed by Mr. Christopher J. Mahony.

      Mr. Cunningham is Co-Portfolio Manager of the Portfolio, as well as Portfolio Manager of Seligman Common Stock Portfolio. He is also Portfolio Manager of Seligman Common Stock Fund, Inc., Co-Portfolio Manager of Seligman Income and Growth Fund, Inc. and Portfolio Manager of Tri-Continental Corporation, a closed-end investment company. He is also a Managing Director and Chief Investment Officer of Seligman. Prior to joining Seligman, Mr. Cunningham was, beginning in 2001, a Managing Director, Senior Portfolio Manager of Salomon Brothers Asset Management ("SBAM") and Group Head of SBAM's Equity Team. Prior to 2001, he was a Director, Portfolio Manager of SBAM.